Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
Use Of Estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Foreign Currency Translation

Foreign currency translation

The financial statements of the Company’s foreign operating subsidiaries are translated in accordance with guidance in ASC Topic 830 Foreign Currency Matters. Except for the Company’s Venezuelan operations, the functional currencies of the Company’s foreign operating subsidiaries are the local currencies of the countries in which they conduct their operations. Therefore, assets and liabilities are translated into US dollars at the balance sheets date exchange rates, and revenues and expenses are translated at average rates prevailing during the periods. Translation adjustments are included in the “Accumulated other comprehensive losses” component of shareholders’ equity. The Company includes foreign currency exchange results related to monetary assets and liabilities denominated in currencies other than its functional currencies in its income statement.

Effective January 1, 2010, Venezuela is considered to be highly inflationary, and as such, the financial statements of the Company’s Venezuelan subsidiaries are remeasured as if their functional currencies were the reporting currency (US dollars). As a result, remeasurement gains and losses are recognized in earnings rather than in the cumulative translation adjustment, component of “Accumulated other comprehensive losses” within shareholders’ equity.

See Note 21 for additional information pertaining to the Company’s Venezuelan operations, including currency restrictions and controls existing in the country and a discussion of the exchange rate used for remeasurement purposes.

Cash And Cash Equivalents	Cash and cash equivalents The Company considers all highly liquid investments with an original maturity of three months or less, from the date of purchase, to be cash equivalents.
Revenue Recognition

Revenue recognition

The Company’s revenues consist of sales by Company-operated restaurants and revenues from restaurants operated by franchisees. Sales by Company-operated restaurants are recognized on a cash basis. The Company presents sales net of sales tax and other sales-related taxes. Revenues from restaurants operated by franchisees include rental income, initial franchise fees and royalty income. Rental income is measured on a monthly basis based on the greater of a fixed rent, computed on a straight-line basis, or a certain percentage of gross sales reported by franchisees. Initial franchise fees represent the difference between the amount the Company collects from the franchisee and the amount the Company pays to McDonald’s Corporation upon the opening of a new restaurant, which is when the Company has performed substantially all initial services required by the franchisee agreement. Royalty income represents the difference, if any, between the amount the Company collects from the franchisee and the amount the Company is required to pay to McDonald’s Corporation. Royalty income is recognized in the period earned.

Accounts And Notes Receivable And Allowance For Doubtful Accounts

Accounts and notes receivable and allowance for doubtful accounts

Accounts receivable primarily consist of royalty and rent receivables due from franchisees and debit and credit card receivables. Accounts receivable are initially recorded at fair value and do not bear interest. Notes receivable relates to interest-bearing financing granted to certain franchisees in connection with the acquisition of equipment and third-party suppliers. The Company maintains an allowance for doubtful accounts in an amount that it considers sufficient to cover losses resulting from the inability of its franchisees to make required payments. In judging the adequacy of the allowance for doubtful accounts, the Company considers multiple factors including historical bad debt experience, the current economic environment and the aging of the receivables.

Other Receivables

Other receivables

Other receivables primarily consist of value-added tax and other tax receivables (amounting to $60,165 and $35,527   as of December 31, 2013 and 2012, respectively), receivable with an independent logistic operator (amounting to $38,213 and $nil as of December 31, 2013 and 2012, respectively) and receivables from related parties (amounting to $16,773 and $73,664 at December 31, 2013 and 2012, respectively). Other receivables are reported at the amount expected to be collected.

Inventories	Inventories Inventories are stated at the lower of cost or market, with cost being determined on a first-in, first-out basis.
Property And Equipment, Net

Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Property costs include costs of land and building for both company-operated and franchise restaurants while equipment costs primarily relate to company-operated restaurants. Cost of property and equipment acquired from McDonald’s Corporation (as part of the acquisition of LatAm business) was determined based on its estimated fair market value at the acquisition date, then partially reduced by the allocation of the negative goodwill that resulted from the purchase price allocation. Cost of property and equipment acquired or constructed after the acquisition of LatAm business in connection with the Company’s restaurant reimaging and extension program is comprised of acquisition and construction costs and capitalized internal costs. Capitalized internal costs include payroll expenses related to employees fully dedicated to restaurant construction projects and related travel expenses. Capitalized payroll costs are allocated to each new restaurant location based on the actual time spent on each project. The Company commences capitalizing costs related to construction projects when it becomes probable that the project will be developed – when the site has been identified and the related profitability assessment has been approved. Maintenance and repairs are expensed as incurred. Accumulated depreciation is calculated using the straight-line method over the following estimated useful lives: buildings – up to 40 years; leasehold improvements – the lesser of useful lives of assets or lease terms which generally include option periods; and equipment – 3 to 12 years.

Intangible Assets, Net

Intangible assets, net

Intangible assets include computer software costs, initial franchise fees, reacquired rights under franchise agreements and letter of credit fees.

The Company follows the provisions of ASC 350-40-30 within ASC Topic 350 Intangibles, Subtopic 40 Internal Use Software which requires the capitalization of costs incurred in connection with developing or obtaining software for internal use. These costs are amortized over a period of three years on a straight line basis.

The Company is required to pay to McDonald’s Corporation an initial franchisee fee upon opening of a new restaurant. The initial franchise fee related to Company-operated restaurants is capitalized as an intangible asset and amortized on a straight-line basis over the term of the franchise (generally 20 years).

A reacquired franchise right is recognized as an intangible asset as part of the business combination in the acquisition of franchise restaurants apart from goodwill with an assigned amortizable life limited to the remaining contractual term (i.e., not including any renewal periods). The value assigned to the reacquired franchise right excludes any amounts recognized as a settlement gain or loss and is limited to the value associated with the remaining contractual term and current market terms. The reacquired franchise right is measured using a valuation technique that considers restaurant’s cash flows after payment of an at-market royalty rate to the Company. The cash flows are projected for the remaining contractual term, regardless of whether market participants would consider potential contractual renewals in determining its fair value.

Letter of credit fees are amortized on a straight-line basis over the term of the Letter of Credit.

Impairment And Disposal Of Long-Lived Assets

Impairment and disposal of long-lived assets

In accordance with the guidance within ASC 360-10-35, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate the carrying value of the asset may not be recoverable. For purposes of reviewing assets for potential impairment, assets are grouped at a country level for each of the operating markets. The Company manages its restaurants as a group or portfolio with significant common costs and promotional activities; as such, each restaurant’s cash flows are not largely independent of the cash flows of others in a market. If an indicator of impairment exists for any grouping of assets, an estimate of undiscounted future cash flows produced by each individual restaurant within the asset grouping is compared to its carrying value. If an individual restaurant is determined to be impaired, the loss is measured by the excess of the carrying amount of the restaurant over its fair value considering its highest and best use, as determined by an estimate of discounted future cash flows or its market value. In the fourth quarter of 2013, 2012 and 2011, the Company assessed all markets for impairment indicators. As a result of these assessments, the Company performed the impairment testing of its long-lived assets in Mexico, Puerto Rico and Peru in each fiscal year, as well as in Colombia in fiscal 2013 and in Aruba, Curacao and the U.S. Virgin Islands of St. Croix and St. Thomas in fiscal years 2013 and 2012 considering recent operating losses incurred in these markets (indicator of potential impairment). As a result of these analyses, no impairments were recorded for the Company’s operations in Colombia in fiscal year 2013, nor in Aruba, Curacao and the U.S. Virgin Islands of St. Croix and St. Thomas in fiscal years 2013 and 2012, and nor in Peru in fiscal year 2011 since the estimates of undiscounted future cash flows for each restaurant in these markets or the fair market value exceeded its carrying value. However, the Company recorded impairment charges associated with certain restaurants in Mexico, Puerto Rico and Peru (the latter only in 2013 and 2012) with undiscounted future cash flows insufficient to recover their carrying value. The impairment charges were measured by the excess of the carrying amount of the restaurants over their fair value. The impairment charges totaling $2,958,  $1,982 and $1,715 in 2013, 2012 and 2011, respectively, are included within “Other operating expenses, net” in the consolidated statements of income.

Losses on assets held for disposal are recognized when management and the Board of Directors, as required, has approved and committed to a plan to dispose of the assets, the assets are available for disposal, the disposal is probable of occurring within 12 months, and the net sales proceeds are expected to be less than the assets’ net book value. Generally, such losses relate to restaurants that have closed and ceased operations as well as restaurants that meet the criteria to be considered “held for sale” in accordance with ASC 360-10-45.

Goodwill

Goodwill

Goodwill represents the excess of cost over the estimated fair market value of net tangible assets and identifiable intangible assets acquired. In accordance with the guidance within ASC Topic 350 Intangibles-Goodwill and Other, goodwill is stated at cost and reviewed for impairment on an annual basis. The annual impairment test is performed during the fourth quarter of the fiscal year and compares the fair value of each reporting unit, generally based on discounted future cash flows, with its carrying amount including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss is measured as the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of goodwill. As a result of the analyses performed in the fourth quarter of 2012 and 2011, the Company recorded impairment charges of the full amounts of goodwill that had been generated in the acquisition of restaurants in Puerto Rico and the U.S. Virgin Island of St. Croix, respectively. The impairment charges amounting to $683 in 2012 and $2,077 in 2011 are included within “Other operating expenses, net” in the consolidated statements of income. No impairments of goodwill were recognized during fiscal year 2013.

Advertising Costs

Advertising costs

Advertising costs are expensed as incurred. Advertising expenses related to Company-operated restaurants were $160,184,  $147,194 and $139,749 in 2013, 2012 and 2011, respectively. Advertising expenses related to franchised operations do not affect the Company’s expenses since these are recovered from franchisees. Advertising expenses related to franchised operations were $49,820,  $46,614 and $44,779 in 2013, 2012 and 2011, respectively.

Accounting For Income Taxes

Accounting for income taxes

The Company records deferred income taxes using the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  The guidance requires companies to set up a valuation allowance for that component of net deferred tax assets which does not meet the more likely than not criterion for realization.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company is regularly audited by tax authorities, and tax assessments may arise several years after tax returns have been filed. Accordingly, tax liabilities are recorded when, in management’s judgment, a tax position does not meet the more likely than not threshold for recognition. For tax positions that meet the more likely than not threshold, a tax liability may be recorded depending on management’s assessment of how the tax position will ultimately be settled. The Company records interest and penalties on unrecognized tax benefits in the provision for income taxes.

Accounts Payable Outsourcing

Accounts payable outsourcing

The Company offers its suppliers access to an accounts payable services arrangement provided by third party financial institutions. This service allows the Company’s suppliers to view its scheduled payments online, enabling them to better manage their cash flow and reduce payment processing costs. Independent of the Company, the financial institutions also allow suppliers to sell their receivables to the financial institutions in an arrangement separately negotiated by the supplier and the financial institution. The Company has no economic interest in the sale of these receivables and no direct relationship with the financial institutions concerning the sale of receivables. All of the Company’s obligations, including amounts due, remain to the Company’s suppliers as stated in the supplier agreements. As of December 31, 2013 and 2012, $1,859 and $1,988, respectively, of the Company’s total accounts payable are available for this purpose and have been sold by suppliers to participating financial institutions.

Share-Based Compensation

Share-based compensation

The Company recognizes compensation expense as services required to earn the benefits are rendered. See Note 16 for details of the outstanding plans and the related accounting policies.

Derivative Financial Instruments

Derivative financial instruments

The Company utilizes certain hedge instruments to manage its interest rate and foreign currency rate exposures, among others. The counterparties to these instruments generally are major financial institutions. The Company does not hold or issue derivative instruments for trading purposes. In entering into these contracts, the Company assumes the risk that might arise from the possible inability of counterparties to meet the terms of their contracts. The Company does not expect any losses as a result of counterparty defaults. All derivatives are recognized as either assets or liabilities in the balance sheets and are measured at fair value. Additionally, the fair value adjustments will affect either shareholders’ equity as accumulated other comprehensive income (loss) or net income (loss) depending on whether the derivative instrument qualifies as a hedge for accounting purposes and, if so, the nature of the hedging activity.

Severance Payments

Severance payments

Under certain laws and labor agreements of the countries in which the Company operates, the Company is required to make minimum severance payments to employees who are dismissed without cause and employees leaving its employment in certain other circumstances. The Company accrues severance costs if they relate to services already rendered, are related to rights that accumulate or vest, are probable of payment and can be reasonably estimated. Otherwise, severance payments are expensed as incurred.

Post-Employment Benefits

Post-employment benefits

In 2012 became effective in Venezuela the new Organic Law of Labor and Workers (known as “LOTTT,” its Spanish acronym) that, among other regulations, provides for a post-employment payment of 30 days of salary per year of employment tenure based on the last wage earned to all workers who leave the job for any reason. The term of service to calculate the post-employment payment of active workers run retroactively since June 19, 1997. The Company is required to make quarterly deposits in a trust fund.

The Company considers the employee benefits arising from LOTTT as non-retirement post-employment benefits subject to the provisions of ASC 712, because they are benefits provided by the Company to all workers who leave the job for any reason, after active employment but before retirement. In accordance with ASC 712-10-25-4 and 710-10-25-1, the Company recognizes a liability for these employee benefits since all of the following criteria are met: (i) the employees’ rights to receive the benefits are attributable to services already rendered; (ii) the employees’ rights are cumulative or vested; (iii) the payment of the benefits is probable; and (iv) the expected cost of providing the benefits can be reasonably estimated. Following ASC 712-10-35-1, the Company refers to ASC 715-30 for guidance in measuring these post-employment obligations, similar to pension benefits. The Company obtains an actuarial valuation to measure the post-employment benefits obligation, using the projected unit credit actuarial method. As the post-employment obligation under LOTTT must be computed retroactively based on services rendered in periods prior to the effective date of the new law, the portion of the liability related to prior service periods was recorded as unrecognized prior service costs within the “Accumulated other comprehensive losses” component of shareholders´ equity. Unrecognized prior service costs are being amortized to the income statement and recorded as an expense following ASC 715-30-35-11 by assigning an equal amount to each future service period of each active employee who is expected to receive benefits under the plan.

At December 31, 2013 and 2012, the accumulated post-employment obligation was $3,456 and $2,506, respectively, of which $1,258 and $1,837 were related to unrecognized prior service cost recognized as a component of comprehensive income (net of deferred income tax for $427 and $624, respectively). During fiscal year 2013 and 2012 post-employment expenses amounted to $1,758 and $669, including the amortization of prior service cost expense for $579 and $nil,  respectively. During 2013 the Company settled $229 related to this obligation.

Provision For Contingencies

Provision for contingencies

The Company accrues liabilities when it is probable that future costs will be incurred and such costs can be reasonably estimated. Such accruals are based on developments to date, the Company’s estimates of the outcomes of these matters and the Company’s lawyers’ experience in contesting, litigating and settling other matters. As the scope of the liabilities becomes better defined, there may be changes in the estimates of future costs. See Note 17 for details.

Comprehensive Income

Comprehensive income

Comprehensive income includes net income as currently reported under generally accepted accounting principles and also includes the impact of other events and circumstances from non-owner sources which are recorded as a separate component of shareholders’ equity. The Company reports foreign currency translation gains and losses, unrealized results on cash flow hedges as well as unrecognized prior service costs of post-employment benefits as components of comprehensive income.

Recent Accounting Pronouncements

Recent accounting pronouncements

In September 2011 and July 2012, the FASB issued ASU 2011-08 and ASU 2012-02, respectively, which provide an entity the option to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test for goodwill and indefinite-lived intangible assets, respectively.  If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit or an indefinite-lived intangible asset is less than its carrying amount, the quantitative impairment test is required.  Otherwise, no further testing is required. The Company adopted ASU 2011-08 and ASU 2012-02 for its fiscal year beginning on January 1, 2012 and 2013, respectively, with no significant impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02 which provides new guidance on the reporting of amounts reclassified out of accumulated other comprehensive income. This guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component and to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income. The Company adopted this new guidance on January 1, 2013. As a result of such adoption, the Company provides the additional information in Note 22 on a comparative basis.

No other new accounting pronouncement issued or effective during the periods had or is expected to have a material impact on the Company’s consolidated financial statements.